Parent only Financial Information - Schedule of Condensed Statements of Loss (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
OPERATING EXPENSES
Legal and professional fees	$ (146,667)	$ (352,000)
Staff costs and employee benefits		(880,000)
TOTAL OPERATING EXPENSES	(146,667)	(1,232,000)
Income tax expense
Net loss	$ (146,667)	$ (1,232,000)